INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	December 31
	2024	2023
	U.S. dollars in thousands
Raw materials	801	955
Work in process	647	425
Finished goods	872	1,468
	2,320	2,848